ProFund VP Technology Investment Objectives and Goals - ProFund VP Technology	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP Technology
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP Technology (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Technology Select Sector Index (the “Index”).